COMMITMENTS AND CONTINGENCIES (Details 2) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Future minimum principal payments related to long-term borrowings
2018	$ 229,467
Total	$ 229,467
Maximum
Contingent liabilities
Maximum exposure of lawsuits		$ 3,669